Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Significant Accounting Policies
Note 1 – Summary of Significant Accounting Policies
The principal accounting policies adopted in the preparation of the financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.
Basis of preparation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
For the purpose of these consolidated financial statements, intercompany accounts, transactions, and profits are eliminated on consolidation.
Description of Business and General information
Tritium Holdings Pty Ltd (“Legacy Tritium” or “Tritium Holdings”) is in the business of development, design, testing and manufacturing of innovative power electronic systems and renewable energy solutions. Decarbonization Plus Acquisition Corporation II (“DCRN”) was incorporated in Delaware, United States of America on December 4, 2020. DCRN was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. Tritium DCFC Limited (“Tritium DCFC” or the “Group“) is a holding company incorporated in Australia on May 7, 2021 for the purpose of effectuating the Business Combination described below.
On May 25, 2021 , Tritium DCFC entered into a Business Combination agreement (the “Business Combination Agreement” or “BCA”) with Tritium Holdings and DCRN. On January 13, 2022 (the “Closing Date”), the BCA was consummated and Tritium Holdings and DCRN became wholly owned subsidiaries of Tritium DCFC (the “Business Combination”).
Principles of consolidation
The Business Combination has been accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with accounting principles generally accepted in the United States. Under this method of accounting, Tritium DCFC and DCRN have been treated as the “acquired” companies for financial reporting purposes. For accounting purposes, Tritium Holdings has been deemed to be the accounting acquirer in the transaction and, consequently, the transaction has been treated as a recapitalization of Tritium Holdings (i.e., a capital transaction involving the issuance of shares by Tritium Holdings for the net assets of DCRN, accompanied by a recapitalization of Tritium Holdings). Consequently, Tritium Holdings has been deemed the accounting predecessor, meaning that Tritium Holdings’ consolidated assets, liabilities and results of operations have become the historical financial statements of the Group.
The financial statements presented have been prepared on the basis of the continuation of Tritium Holdings. Further information is included in Note 28.
Subsidiaries
Subsidiaries are all entities (including structured entities) over which the Company
8
has control. All subsidiaries except for DCRN have a reporting year end of June 30. DCRN has a reporting year end of December 31. We present our consolidated financial statements on the basis of our fiscal year ending June 30. All references to years in these consolidated financial statements refer to the fiscal year ending or ended on June 30 of that year.
Presentation
The financial statements are presented in United States dollars which is the consolidated Group’s elected reporting currency. All amounts disclosed in the financial statements relate to the Group unless otherwise stated. The financial statements have been prepared on the historical cost basis, except for derivative financial instruments and warrant liabilities that have been measured at fair value and share-based compensation. Amounts in the consolidated financial statements have been rounded off to the nearest thousand dollars, unless otherwise stated.
Going concern basis
These consolidated financial statements have been prepared on the basis that the Group is a going concern. At June 30, 2022 the Group had a total shareholders’ deficit of $40.5 million. The Group incurred losses after tax of $127.6 million for the year ended June 30, 2022 (2021: $63.1 million, 2020: $34.4 million). The Group incurred operating cash outflows of $86.8 million for the year ended June 30, 2022, compared to operating cash outflows of $32.5 million for the year to June 30, 2021 (2020: $40.4 million).
As set out in Note 28 and Note 14, the business combination, the CIGNA re-financing,
the Post-Business Combination Financing, and the Option Agreements have provided the Group with additional funding to finance its expansion, as well as restructure and refinance the existing borrowings of the Group. The Group is also in the process of exploring various options for additional post-closing financing to further expand its operational activities to meet customer demand. As disclosed in Note 29, on September 2, 2022, the existing $90 million senior debt facility from Cigna & Barings has been extended by $60 million to a $150 million facility
. The Group has also entered into a committed equity facility for up to $75 million with B.Riley Principal Capital II, LLC.
However, the Board approved cash flow forecasts for the Group indicate that the Group will continue to incur significant operating cash outflows for at least 12 months from the date of this report to fund its expansion. In addition, as detailed in Note 14, the Group also has external borrowing facilities with CIGNA that require the Group to maintain minimum liquidity reserve levels throughout the term of the arrangement. The above events and conditions raise substantial doubt about the Group’s ability to continue as a going concern.
As such, the ability of the Group to continue as a going concern is principally dependent upon one or more of the following:

•	the successful and profitable growth of the business;

•	the ability of the Group to meet its cashflow forecasts; and

•	the ability of the Group to raise capital as and when necessary.
While management has secured a level of additional funding, in order to fund the operating cashflows and maintain these minimum liquidity reserve levels, it is likely that additional working capital funding will be required. If the Group is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations and reducing overhead expenses. The Directors believe that the going concern basis of preparation is appropriate as the Group has a history of being able to raise capital from debt and equity sources.
Should the Group be unable to continue as a going concern, it may be required to realise its assets and extinguish its liabilities other than in the ordinary course of business, and at amounts that differ from those stated in these financial statements. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts or classification of liabilities and appropriate disclosures that may be necessary should the Group be unable to continue as a going concern.
New and Amended Standards Adopted by the Group
In October 2020, the FASB issued Accounting Standards Update (“ASU
2020-08”)
“Codification Improvements to Subtopic 310 – 20, Receivables –
Non-refundable
Fees and Other Costs” and is effective for fiscal years beginning after December 15, 2020. The amendments clarify the Board’s intent that an entity should revaluate whether a callable debt security that has multiple call dates is within the scope of paragraph
310-20-35-33
for each reporting period. The adoption of ASU
2020-08
did not have a material impact on the Group’s consolidated financial statements.
In October 2020, the FASB issued Accounting Standards Update (“ASU
2020-10”)
“Codification Improvements”. The purpose of these amendments is to make minor amendments and updates to the Codification for technical corrections such as conforming standards, clarifications of guidance, simplifications to wording or structure of guidance, and other minor improvements. The amendments are effective for fiscal years beginning after December 15, 2020. The adoption of ASU
2020-10
did not have a material impact on the Group’s consolidated financial statements.
In December 2019, the FASB issued Accounting Standards Update (“ASU
2019-12”)
“Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”, which simplifies the accounting for income taxes by eliminating some exceptions to the general approach in ASC 740 and clarifying certain aspects of the existing guidance to promote more consistency. The amendments require an entity to reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the first interim period that includes the enactment date of the new legislation.
Recently issued accounting standards
In August, 2020, the FASB issued Accounting Standards Update (“ASU
2020-06”)
“Debt - Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging - Contracts in
Entity’s Own Equity (Subtopic
815-40)”.
The amendments are effective for fiscal years beginning after December 15, 2021. The amendments in this update affect
entities that issue convertible instruments and/or contracts indexed to and potentially settled in an entity’s own equity. The new ASU eliminates the beneficial conversion and cash conversion accounting models for convertible instruments. It also amends the accounting for certain contracts in an entity’s own equity that are currently accounted for as derivatives because of specific settlement provisions. In addition, the new guidance modifies how particular convertible instruments and certain contracts that may be settled in cash or shares, impact the diluted EPS computation. The Group is currently assessing the impact of adopting this standard on its consolidated financial statements.
In May 2021, the FASB issued Accounting Standards Update (“ASU
2021-04”)
“Earnings Per Share (Topic 260)”and is effective for fiscal years beginning after December 15, 2021. This amendment provides that for an entity that presents earnings per share (EPS) in accordance with Topic 260, the effects of a modification or an exchange of a freestanding equity-classified written call option that is recognized as a dividend should be an adjustment to net income (or net loss) in the basic EPS calculation. The Company is currently assessing the impact of adopting this standard on its condensed consolidated financial statements.
In October 2021, the FASB issued Accounting Standards Update (“ASU
2021-08”)
“Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers” and is effective for fiscal years beginning after December 15, 2022. This amendment requires that an entity (acquirer) recognize, and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts. The Company is currently assessing the impact of adopting this standard on its consolidated financial statements.
In November 2021, the FASB issued ASU
No. 2021-10,
“Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance,” which requires entities to disclose annually its transactions with a government accounted for by applying a grant or contribution accounting model by analogy. The disclosure requirement includes information about the nature of the transactions and the related accounting policy used to account for the transactions, the line items on the balance sheet and income statement that are affected by the transactions, and the amounts applicable to each financial statement line, and significant terms and conditions of the transactions, including commitments and contingencies. The guidance will be effective for annual reporting periods beginning after December 15, 2021. Early application is permitted. The Company does not expect the adoption of the guidance to have a material impact on its consolidated financial statements and disclosures.

a)	Use of estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Significant items subject to such estimates and assumptions include but are not limited to: determining the lease term of contracts with renewal and termination options, discount rates, share-based compensation, estimation of the fair value of derivatives and warrants, estimation of useful lives of assets, impairment of assets, taxes, employee benefits provisions and warranty provision. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates due to risks and uncertainties and may be material.

b)	Revenue recognition
Revenue from contracts with customers
Revenue is recognized when or as the control of the goods or services are transferred to the customer. Depending on the terms of the contract, control of the goods or services may be transferred over time or at a point in time. If control of the goods or services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards satisfying the performance obligation, otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.
Contracts with customers may include more than one performance obligation. For such arrangements, the Group allocates the contract price to each distinct performance obligation based on relative standalone selling price. All revenue is stated net of the amount of taxes. The specific recognition criteria described below must also be met before revenue is recognized.
Sale of hardware revenue
The Group generates revenue from the sale of electric vehicle chargers. The contracts with customers include distinct performance obligations relating to the sale of goods and other related services. The overall contract price is allocated to the distinct performance obligations based on the relative standalone selling price. Revenue from the sale of electric vehicle chargers is recognized at a point in time when the Group transfers control of the assets to the customer.
The Group also provides for standard warranty rights for general repairs for either two or three years on all electric vehicle chargers sold. This standard warranty is not considered to be a separate performance obligation. The estimated warranty costs are recognized as a liability when the Group transfers control of the goods to a customer.
Rendering of services revenue
The Group generates revenue from services in relation to installation, repair, maintenance, and training. Generally, revenue in relation to rendering of services is recognized when the service has been provided, either over time or at a point in time. The Group recognizes the material portion of their revenue from services at a point of time when the service is delivered (i.e., For installation and repairs). However, if the service is performed over a period of time and if the outcome can be estimated reliably, then the stage of completion of the services based on an input method (i.e., costs incurred) is used to determine the appropriate level of revenue to be recognized in the period.
The Group provides an extended warranty to its customers for an additional fee. Extended warranty revenue is recognized as a contract liability on receipt and recognized over the period in which the service is provided based on the time elapsed (this commences after the standard warranty expires).
Bill-and-hold
transactions
In certain circumstances, the Group’s customers may request the Group to store products on the customer’s behalf until the customer is ready to collect or have the goods delivered to their specified location. This may arise if customers are not ready to take delivery as a result, generally, of delays in their site construction and rollout or obtaining necessary customs clearances. In these situations, the transfer of control of these products to the customer occurs when the finished products are ready for delivery to the customer. In assessing the transfer of control in these
“bill-and-hold”
arrangements, we assess whether the Group

•	billed the customers in full;

•	made the products available for the customer, end of line testing of the product is completed and notification made of the completion of manufacture;

•	identified the product physically and systematically as belonging to a specific customer and segregated in our warehouse; and

•	does not have the ability to direct the product to a different customer.
In assessing
bill-and-hold
arrangements, the Group is required to make a judgement on whether there is commercial substance to the customer’s request and that the customer agrees that control has passed and the Group has the right to bill the customer.
Costs to obtain a contract
Costs to obtain a contract mainly relate to commissions paid to the Group’s sales personnel. As contract costs related to sales are typically fulfilled within one year, the costs to obtain a contract are expensed as incurred. Amounts billed to customers related to shipping and handling are classified as revenue. The cost for freight and shipping are recognized as an expense in cost of goods sold when control over the chargers, parts or accessories have transferred to the customer.
Contract liabilities

A contract liability balance typically arises due to allocation of a part of the consideration received to unsatisfied performance obligations, including extended warranty obligations under revenue contracts. Contract liabilities also arise due to receipt of advances from the customer, prior to satisfaction of performance obligations. The Group’s balance sheet includes customer advances and unearned revenue as contract liabilities.
Grant income
The Group received government incentives during the reporting periods in the form of the Job Keeper program which was a program aimed to support companies as a result of the COVID 19 pandemic. Grant income is recognized in the Consolidated Statement of Operations and Comprehensive Loss when the Group is entitled to the grant, it can be measured reliably, and it is probable that the economic benefits gained from the grant will be received. It is recognized as a liability until these conditions have been met. Government grants received by the Group are typically for the reimbursement of expenses incurred.

c)	Cost of sales
Hardware
Cost of hardware revenue includes raw materials, associated freight, production related depreciation, warranty costs, labour costs and overheads directly attributable to the manufacture of products.
Service and maintenance
Cost of service and maintenance revenue includes spare part materials and labour costs, including the cost of subcontractors.

d)	Product development
All costs associated with new product development are expensed as incurred, including software development costs. External use software development costs are expensed as incurred on the basis that the threshold of technical feasibility as defined in ASC 985, Software, has not been achieved. Product development costs primarily consist of employee compensation for those employees engaged in product development activities, including the development, design and testing of new products.
For the year ended June 30, 2022, product development expenses are $14.0 million (2021: $10.5 million, 2020: $9.5 million).

e)	Finance costs
Finance costs are recognized as expenses in the period in which they are incurred. Interest on borrowings are recognised using the effective interest method.

f)	Income tax
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided when it is more likely than not that some portion of the deferred tax asset will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Group recognizes the effect of income tax positions or benefit from uncertain tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.
The Group records interest related to unrecognized tax benefits in interest expense and penalties in selling, general, and administrative expenses. The Group has not incurred any material interest and penalties in the June 30, 2022, 2021 or 2020 periods. The Group does not have any material uncertain tax positions during the period recognized.

g)	Loans and debt securities
Loans and debt securities issued are recognized on the date when they are originated at fair value. All other financial liabilities are initially recognized on the trade date. The Group derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire. Where there is an unconditional right to defer settlement of the liability for at least
12
months after the reporting date, the loans or borrowings are classified as non-current.
Finance cost includes all interest-related expenses.

h)	Cash and cash equivalents
Cash and cash equivalents include cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments that are readily convertible to known amounts of cash with an original maturity date of less than 90 days and which are subject to an insignificant risk of changes in value.

i)	Derivative Instruments
The Group recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. The Group evaluates its debt and equity issuances to determine if those contracts or embedded components of those contracts qualify as derivatives requiring separate recognition in the Group’s financial statements. The result of this accounting treatment is that the fair value of the embedded derivative is revalued at each balance sheet date and recorded as a liability or an asset, and the change in fair value during the reporting period is recorded in other income (expense) in the Consolidated Statement of Operations and Comprehensive Loss. The current or non-current
classification of derivative instruments is reassessed at the end of each reporting period. Derivative instrument liabilities or assets are classified in the balance sheet as current or non-current
liabilities or assets based on whether or not
net-cash
settlement of the derivative instrument is expected within twelve months of the balance sheet date.
j)	Trade and other receivables
Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The Group records an allowance for estimated credit losses for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, the Group considers historical losses adjusted to take into account current market conditions and the Group’s customers’ financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns. The Group reviews its allowance for credit losses monthly. The Group does not have any off-balance-sheet
credit exposure related to its customers.
Trade accounts are generally written off as bad debts when they are both in dispute and significantly aged where the recoverability is considered unlikely. Balances are not considered past due until they are 30 days after the original due date of the payment.
k)	Inventory
Inventories are measured at the lower of cost or net realizable value. The cost of inventory is determined using a weighted average approach basis and is net of any rebates and discounts received.
The costs of inventory included in the Consolidated Statement of Operations and Comprehensive Loss includes directly attributable overhead costs to manufacture, raw materials purchases, associated freight and labour costs.
The provision for impairment of inventories assessment requires a degree of estimation and judgement. The level of the provision is assessed by taking into account the recent sales experience, the aging of inventories and other factors that affect inventory obsolescence. The inventory obsolescence provision recognised as of June 30, 2022 is $0.5 million. There is no material provision for impairment recognized as of June 30, 2021.
l)	Property, plant and equipment
Recognition and measurement
The Group’s fixed assets are stated at cost. Fixed assets, excluding freehold land, are depreciated on a straight-line and declining balance basis over the assets useful life to the Group, commencing when the asset is ready for use.
Depreciation
Leasehold improvements are amortized over the shorter of either the unexpired period of the lease or their estimated useful life.
The depreciation rates generally used for each class of depreciable asset are shown below:

•	Plant and equipment 12.5% - 33.34%

•	Furniture, Fixtures and Fittings 10.00%

•	Motor Vehicles 33.34%

•	Office Equipment 20.00%

•	Computer Equipment 33.34%
An item of fixed asset and any material part initially recognized is derecognized upon disposal.
Any gain or loss arising on
de-recognition
of the fixed asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the Consolidated Statement of Operations and Comprehensive Loss when the asset is derecognized.
At the end of each annual reporting period, the depreciation method, useful life and residual value of each asset is reviewed. Any revisions are accounted for prospectively as a change in estimate.
The costs of maintenance and repairs are expensed as incurred. Software as a service (“SaaS”) usage costs are also expensed as incurred.
m)	Impairment of long-lived assets
Long-lived assets such as fixed assets subject to depreciation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Group first compares the undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its recoverable amount. Recoverable amount is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.
As of June 30, 2022 and 2021 the Group determined that there were no indicators of impairment and did not recognize any impairment of its long-lived assets.
n)	Leases
The Group leases a number of office and warehouse facilities for its operations. These leases predominately relate to operating leases. The Group did not have any material finance lease arrangements in the year and as of June 30, 2022 and 2021.
The Group as Lessee
The Group assesses whether a contract is or contains a lease, at inception of a contract. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time and obtain all the output, in exchange for consideration. In such instances, the Group recognizes a right-of-use
asset and a corresponding lease liability with respect to all lease agreements, except for short term leases. For these leases, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.
Measurement and presentation of lease liability
For operating leases, the lease liability is initially and subsequently measured at the present value of the unpaid lease payments at the lease commencement date. The Group has elected the practical expedient to account for lease and non-lease
components as a single lease component. Therefore, the lease payments used to measure the lease liability includes the fixed consideration in the contract.
Key estimates and judgments include how the Group determines the lease term of contracts with renewal and termination options. Where this exists, management has included renewal and termination options where there is a reasonable certainty that it will be exercised. Generally, the Group’s non-cancellable
leases include renewal options to extend the lease term from one to five years.
An additional key estimate and judgment is the determination of the discount rate. Topic 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. Generally, the Group cannot determine the interest rate implicit in the lease because it does not have access to the lessor’s estimated residual value or the amount of the lessor’s deferred initial direct costs. Therefore, the Group generally uses its incremental borrowing rate as the discount rate for the lease. The incremental borrowing rate is the rate of interest that the Group would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment.
The lease liability is separately disclosed on the Consolidated Statement of Financial Position. The liabilities which will be repaid within twelve months are recognized as current and the liabilities which will be repaid in excess of twelve months are recognized as non-current.
The lease liability is subsequently measured by reducing the balance to reflect the principal lease repayments made and increasing the carrying amount by the interest on the lease liability.
The Group is required to remeasure the lease liability and make an adjustment in the following instances:

•
The term of the lease has been modified or there has been a change in the Group’s assessment of a purchase option being exercised, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate;

•
A lease contract is modified, and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate; and

•
The lease payments are adjusted due to changes in the index or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using the initial discount rate. However, if a change in lease payments is due to a change in a floating interest rate, a revised discount rate is used.

Measurement and presentation of
right-of-use
asset

•
The
right-of-use
assets recognized by the Group comprise the initial measurement of the related lease liability, any lease payments made at or before the commencement of the contract, less any lease incentives received and any direct costs. Costs incurred by the Group to dismantle the asset, restore the site or restore the asset are included in the cost of the right-of-use
asset.

•	Any remeasurement of the lease liability is also applied against the right-of-use asset value .
Extension options
The lease term for the Group’s leases includes the
non-cancelable
period of the lease plus any additional periods covered by either the Group’s option to extend (or not to terminate) the lease that the Group is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor.

o)	Trade and other payables
Trade and other payables are recognized as liabilities for goods and services provided to the Group prior to the end of the financial year and which are unpaid. Due to their short-term nature, they are measured at amortized cost and are not discounted. The amounts are unsecured and are usually paid within 30 days of recognition.
p)	Warranties
The Group provides a manufacturer’s standard warranty on all electric vehicle chargers sold. The Group recognizes a warranty provision for the products sold based on the present value of future cash flows estimated to be required to settle the warranty obligation. The future cash flows have been estimated by reference to the Group’s history of warranty claims.
The Group considers the standard warranty does not provide an incremental service to customers but is rather an assurance on the quality of the electric vehicle charger, and therefore is not a separate performance obligation.
The Group also provides extended warranty services separately to the standard warranty. The extended warranty is an incremental service provided to the customers and as such the extended warranty is a separate performance obligation distinct from other promises and should be accounted for in accordance with ASC 606.
The Group also recognizes a provision for future extended warranty measured at the present value of management’s best estimate of the outflow required to settle the obligation at the end of the reporting period.
The portion of the warranty provision expected to be incurred within the next 12 months is included within current provisions, while the remaining balance is included within non-current
provisions in the Consolidated Statement of Financial Position. Warranty expense is recorded as a component of cost of goods sold in the Consolidated Statement of Operations and Comprehensive Loss.

q)	Employee benefits
Liabilities in respect of employee benefits which are not due to be settled within twelve months are discounted at period end using rates which most closely match the terms of maturity of the related liabilities. Employee benefits expected to be settled more than one year after the end of the reporting period have been measured at the present value of the estimated future cash outflows to be made for those benefits. In determining the liability, consideration is given to employee wage increases and the probability that the employee may satisfy vesting requirements.
Wages, salaries, annual and long service leave
The provision for employee entitlements to wages, salaries and annual and long service leave represents the amount which the Group has a present obligation to pay resulting from employees’ services provided up to the reporting date. Provisions have been calculated based on expected wage and salary rates and include related on-costs.
In determining the liability for these employee entitlements, consideration is given to estimated future increases in wage rates, and the Group’s experience with staff departures.
Pension contribution
Defined contribution pension plans exist to provide benefits for eligible employees or their dependants. Contributions by the Group are expensed to the Consolidated Statement of Operations and Comprehensive Loss as incurred.
Annual bonus
The Group recognizes a liability for bonuses based on a formula that takes into consideration the specific performance indicators outlined in employee contracts. The Group recognizes a liability where it is contractually obliged to pay an amount under the bonus plan or where there is a past practice that has created a constructive obligation.
Termination
Termination benefits are recognized as an expense when the Group is demonstrably committed, without realistic possibility of withdrawal, to a formal detailed plan to terminate employment before the normal retirement date. Termination benefits for voluntary redundancies are recognized if the Group has made an offer encouraging voluntary redundancy, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably.
Share-based compensation (issued prior to BCA)
Employees of the Group received remuneration in the form of share-based arrangements, whereby employees render services as consideration for equity instruments under the Group’s Loan Funded Share Plan (LFSP), or cash settlement under the Group’s Shadow Equity Plan (SEP).
Awards issued under the LFSP are equity settled arrangements and are measured at the fair value of these awards at the grant date. A Black-Scholes model is utilized to estimate the fair value of the awards. The Group recognizes this share-based compensation expense at grant date as there are no service conditions attached to LFSP equity awards.
For share-based compensation, the expense is measured at the grant date, based on the fair value of the award considering the market conditions, and then recorded over the requisite service period if the performance condition is probable. For periods prior to the Business Combination being completed, because there was no public market for common shares, the fair value of the common shares at the time of grant is considered the price per share paid by investors in the company’s private financings in addition to independent external valuations obtained. Additionally, in applying the Black-Scholes model, the
Group has assessed the implied volatility utilised by estimating based on similar publicly traded peer companies (as it had no company-specific performance measures). Further details as to the inputs into the fair value of the respective grants is outlined in Note 23.

Awards issued under the Group’s SEP were originally cash-settled arrangements. The Group recognizes cash settled transactions as a liability on the grant of the award. The Group initially measures the cash-settled transactions with employees at fair value to determine the fair value of the liability incurred.
The Group recognizes share-based compensation over the period during which an employee is required to provide a service in exchange for the award. For cash-settled share-based compensation, the liability is remeasured at the end of each reporting period up to the date of settlement, with any changes in the expected settlement amounts recognized in comprehensive loss as a share-based compensation expense over the period during which an employee is required to provide service in exchange for the award. This requires a reassessment of the estimates used at the end of each reporting period.
Subsequent to the Business Combination, Tritium’s board of directors made a determination that the benefit owed to participants under the SEP could be paid to participants in the form of cash or shares and settled the awards through the issuance of Ordinary Shares.
Share-based compensation (Post BCA)
Employees of the Group receive remuneration in the form of share-based arrangements, whereby employees render services as consideration for equity instruments under the Tritium DCFC Long Term Incentive Plan (“LTIP”).
For share-based compensation, the expense is measured at the grant date, based on the fair value of the award considering the market conditions, and then recorded over the requisite service period if the performance condition is probable. Where the service period has commenced prior to the grant date, an estimate of the fair value of the award has been determined to record the requisite expense. The Group recognizes share-based compensation over the period during which an employee is required to provide a service in exchange for the award.

r)	Net loss per share
Subsequent to the BCA, the net loss per share information is determined using the legal share capital structure of Tritium DCFC. Net loss per share for the prior reporting periods has been restated using the exchange ratio established in the BCA. Refer to Notes 22 and 28 for additional details.
Prior to the BCA, net loss per share information is determined using the two-class
method, which includes the weighted-average number of common shares outstanding during the period and other securities that participate in dividends (a participating security).
Prior to the Reverse recapitalization, the Group’s class C shares are participating securities as defined by Accounting Standards Codification (“ASC”) Topic
260-10,
Earnings Per Share. Under the
two-class
method, basic net loss per share applicable to ordinary shareholders is computed by dividing the net loss applicable to ordinary shareholders by the weighted-average number of share of ordinary shares outstanding for the reporting period.
Diluted loss per share is computed by dividing loss available to common shareholders by the weighted-average number of share of common shares outstanding during the period increased to include the number of additional common shares that would have been outstanding if the potentially dilutive securities had been issued, using the treasury-share method. As the Group incurred losses for all periods presented, potentially dilutive securities have been excluded from fully diluted loss per share as their impact is anti-dilutive and would reduce the loss per share.
s)	Fair value measurements
The Group uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•
Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•
Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is material to the fair value measurement.

t)	Foreign currency translation
Transactions and balances
Tritium DCFC Limited, the legal parent entity’s functional currency is United States Dollars (USD), and its subsidiaries have Australian Dollars (AUD), United States Dollars (USD), Euro (EUR) and British Pound (GBP) as their functional currency.
Foreign currency transactions
Foreign currency transactions are translated into the subsidiaries’ functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at financial year-end
exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the Consolidated Statement of Operations and Comprehensive Loss.
Foreign operations
The assets and liabilities of the subsidiaries are translated into USD using the exchange rates at the reporting date. The revenues and expenses of such group entities are translated into USD using the average exchange rates, which approximate the rates at the dates of the transactions, for the period. All resulting foreign exchange differences are recognized in accumulated other comprehensive loss in shareholder’s deficit.
The cumulative translation adjustment is recognized in the Consolidated Statement of Operations and Comprehensive Loss when the foreign operation or net investment is disposed of.
For each entity, the Group determines the functional currency. Items included in the financial statements of each entity are measured using that functional currency.

u)	Current and non-current classification
The Group presents assets and liabilities in the balance sheet based on current/non-current
classification.
An asset is current when it is:

•	Expected to be realized or intended to be sold or consumed in the normal operating cycle; or

•	Held primarily for the purpose of trading; or

•	Expected to be realized within twelve months after the reporting period; or

•	Cash or cash equivalents unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.
All other assets are classified as
non-current.
A liability is current when:

•	It is expected to be settled in the normal operating cycle; or

•	It is held primarily for the purpose of trading; or

•	It is due to be settled within twelve months after the reporting period; or

•
Short-term loans are classified as long term if the entity intends to refinance the loan on a long-term basis and, prior to issuing the financial statements, the entity can demonstrate an ability to refinance the loan by meeting specific criteria.

v)	Concentrations of credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Group.
Credit risk arises from cash and cash equivalents, and deposits with banks and financial institutions, as well as credit exposure to wholesale and retail customers, including outstanding receivables and committed transactions. Customer terms range from 7 to 60 days.
Trade receivables consist of customers, spread across a diverse geographical area. Ongoing credit evaluation is performed on the financial condition of accounts receivable.
Management considers that all of the financial assets that are not impaired for each of the reporting dates under review are of good credit quality, including those that are past due. Refer to Note 8 for the associated expected credit loss calculations.
The credit risk for liquid funds and other short-term financial assets is considered negligible since the counterparties are reputable banks with high quality external credit ratings.
The Group has no material concentration of credit risk with respect to any single counterparty or group of counterparties.
On a geographical basis, the Group’s credit risk exposure is spread across multiple regions, not just Australia.

w)	Risks and uncertainties
The Group operates in an industry that is subject to intense competition, government regulation and rapid technological change. The Group’s operations are subject to material risk and uncertainties including financial, operational, technological, regulatory, and other risks, including the potential risk of business failure.
The effects of the
COVID-19
pandemic have impacted our business and customers. Government responses to the
COVID-19
pandemic have resulted in international travel and other restrictions, which has limited our access to key personnel, impacted our ability to expand and increased the risk that new manufacturing facilities may take longer to come online, may be more expensive than expected and may not deliver the expected benefits on schedule or at all. Such impacts may negatively affect our revenue and ability to generate profits in the future. The
COVID-19
pandemic has also prompted a trend towards expanded contractual liability, including penalties for delivery delays for suppliers under force majeure clauses, which could have a material adverse effect on our business and results of operations.
The impact of the
COVID-19
pandemic on international shipping and air freight, including fewer available shipping and air providers and routes and significantly increased costs, has increased our cost of goods sold and may continue to increase cost of goods sold in the future. Additionally, any future shipping or air freight delays as a result of the
COVID-19
pandemic, or any future pandemic or resurgence, could have a material adverse effect on our business and results of operations.
Further, the
COVID-19
pandemic has affected the manner in which our inventory is managed, resulting in downward pressure on inventory turnover, which, in turn, has negatively impacted our working capital. As of June 30, 2022, the Group’s inventory increased to $55.1 million, compared to $36.4 million as of June 30, 2021. This increase in inventory in addition to the increase in production volumes was a result of a strategic decision to increase our minimum stock levels to offset the effects of the
COVID-19
pandemic on our supply chain. Any further decrease in inventory turnover as a result of the
COVID-19
pandemic, any future pandemic or resurgence, and any impacts from geo-political
trade impediments could have a material adverse effect on our business and results of operations.
x)	Warrant Liabilities
The Group assumed 13,416,592 publicly-traded warrants (“Public Warrants”) and 8,366,667 private placement warrants issued to Decarbonization Plus Acquisition Sponsor II LLC, the sponsor of DCRN (“Private Placement Warrants” and, together with the Public Warrants, the “Common Stock Warrants”) upon the Business Combination, all of which were issued in connection with DCRN’s initial public offering and subsequent overallotment and entitle the holder to purchase one share of the Company’s Common Stock, par value $0.0001 (“Common Stock”), at an exercise price of $10.00 per share. During the fiscal year ended June 30, 2022, 4,379,462 Public Warrants and 8,125,520 Private Placement Warrants were exercised. The remaining 9,037,130 Public Warrants and 241,147
Private Warrants remain outstanding. The Public Warrants, prior to their redemption, were publicly traded and were exercisable for cash unless certain conditions occurred, the Company has redemption rights under certain conditions, at which time the warrants could be cashlessly exercised, or the Company’s failure to have an effective registration statement related to the shares issuable upon exercise. The Private Placement Warrants are not redeemable for cash so long as they are held by the initial purchasers or their permitted transferees but may be redeemable for Common Stock if certain other conditions are met. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants are redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
The Company evaluated the Common Stock Warrants and concluded that they do not meet the criteria
to be classified within stockholders’ equity. The agreement governing the Common Stock Warrants includes a provision (“Replacement of Securities Upon Reorganization”), the application of which could result in a different settlement value for the Common Stock Warrants depending on their holder. Because the holder of an instrument is not an input into the pricing of a fixed-for-fixed
option on the Company’s ordinary shares, the Private Placement Warrants are not considered to be “indexed to the Company’s own stock.” In addition, the provision provides that in the event of a tender or exchange offer accepted by holders of more than 50% of the outstanding shares of the Company’s ordinary shares, all holders of the Common Stock Warrants (both the Public Warrants and the Private Placement Warrants) would be entitled to receive cash for all of their Common Stock Warrants. Specifically, in the event of a qualifying cash tender offer (which could be outside of the Company’s control), all Common Stock Warrant holders would be entitled to cash, while only certain of the holders of the Company’s ordinary shares may be entitled to cash. These provisions preclude the Company from classifying the Common Stock Warrants in stockholders’ equity. As the Common Stock Warrants meet the definition of financial liability, the Company has recorded these warrants as liabilities in the consolidated statement of financial position at fair value, with subsequent changes in their respective fair values recognized in the
consolidated statements of operations and comprehensive loss at each reporting date.

y)	Contributed Equity
As of June 30, 2022, there were 153,094,269 Common Shares issued (107,806,361 legacy Tritium Common Shares as of June 2021). As of June 30, 2021, there were 5,468,249 legacy Tritium class C shares outstanding which were fully converted into the Company’s Common Stock during the year ended June 30, 2022.
The terms, rights, preferences, and privileges of the common shares are as follows:
Voting Rights
Each holder of Common Shares are entitled to one vote for each common share held on all matters submitted to a vote of the shareholders, including the election of directors.
Dividends
The holders of the Company’s outstanding Common Shares are entitled to receive dividends, if any, as may be declared by the Group’s board of directors out of legally available funds.
Liquidation
In the event of the Group’s liquidation, dissolution or winding up, holders of common shares will be entitled to shares rateably in the net assets legally available for distribution to shareholders after the payment of all the Group’s debts and other liabilities.